Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, Total cost	$ 762,000	$ 762,000
Accumulated depreciation	(248,000)	(151,000)
Property and equipment, net	514,000	610,860	$ 1,506,082
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Total cost	141,000	141,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Total cost	$ 621,000	$ 621,000